Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	16. Commitments and Contingencies As of March 31, 2019 and 2018, the company did not have any contingent liabilities.